CAPITAL COMMITMENTS (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2013 LNG carrier	Dec. 31, 2012 LNG carrier	Dec. 31, 2012 FSRU	Mar. 31, 2012 Newbuildings	Dec. 31, 2013 Newbuildings
Capital commitments:
Number of vessels contracted for construction during fiscal year			10	3
Number of Vessels Delivered		2
Number of vessels contracted for construction, undelivered at period end	11
Long-term purchase commitment amount	$ 2,400,000,000				$ 2,700,000,000
Long-term purchase commitment, amount outstanding						1,600,000,000
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2013						1,495,385,000
Payable within 12 months to December 31, 2014						152,220,000
Total payable						$ 1,647,605,000